Valuation and qualifying accounts (Notes)	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts	Valuation and qualifying accounts

						$ million
		2025		2024		2023
	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments
At 1 January	995	3,298	1,424	3,183	636	3,050
Charged to costs and expenses	23	179	(90)	140	866	176
Charged to other accounts[a]	10	—	(7)	—	1	(1)
Deductions	(90)	(62)	(332)	(25)	(79)	(42)
At 31 December	938	3,415	995	3,298	1,424	3,183
aPrincipally exchange adjustments.
Valuation and qualifying accounts relating to trade and other receivables comprise expected credit loss allowances. The expected credit loss allowance comprises $811 million (2024 $858 million, 2023 $1,301 million) relating to receivables that were credit-impaired at the end of the year and
$127 million (2024 $137 million, 2023 $123 million) relating to receivables that were not credit-impaired at the end of the year.
Valuation and qualifying accounts relating to fixed asset investments comprise impairment provisions for investments in equity-accounted entities.
Valuation and qualifying accounts are deducted in the balance sheet from the assets to which they apply. For further information on the group's credit risk management policies and how the group recognizes and measures expected losses see Note 29.